Prepaid expenses and other current assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

Note 4 – Prepaid expenses and other current assets

Prepaid expenses and other current assets are summarized as follows (in thousands):

	March 31, 2024	December 31, 2023
Prepaid marketing expenses	$451	$451
Other prepaid expenses and other current assets	718	361
Total Prepaid expenses and other current assets	$1,169	$812

Note 4 – Prepaid expenses and other current assets

Prepaid expenses and other current assets are summarized as follows (in thousands):

	December 31, 2023	December 31, 2022
Prepaid advertising contract with iHeart (1)	$—	$—
Prepaid marketing expenses	451	—
Other prepaid expenses and other current assets	361	1,051
Total Prepaid expenses and other current assets	$812	$1,051

(1)	On August 28, 2019, the Company entered into a radio advertising agreement with iHeart Media + Entertainment, Inc. (“iHeart”) and issued 166,667 shares of common stock valued at $3.4 million for future advertising services. The Company issued an additional 20,834 shares valued at $0.1 million on March 5, 2020 pursuant to the agreement. The current portion of the remaining value, reflected above, is the remaining value of services that the Company expects to utilize within the twelve months following the reporting period date, unless the term is extended. The Company utilized the remaining advertising services during the year ended December 31, 2022.